Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2024	2023
Cash and banks	424,258	352,814
Term deposits	196,279	104,445
	620,537	457,259